Leases	12 Months Ended
Dec. 31, 2025
Leases
Leases

7. Leases

During the year ended December 31, 2024, the Company entered into an operating lease for laboratory space. The remaining lease terms for the operating lease is approximately one year and does not provide a renewal option. The Company has elected the short-term lease policy election, which allows the Company to exclude from recognition leases with an original term of 12 months or less.

Upon commencement of the laboratory lease on March 7, 2024, the Company recorded a right-of-use asset of $0.4 million, short-term lease liability of $0.2 million, and long-term lease liability of $0.2 million.

Lease costs associated with the Company’s operating and short-term leases are recorded within general and administrative expense in the consolidated statement of operations and comprehensive loss. The following table sets forth information about our lease costs for the year ended December 31, 2025 and 2024 (in thousands):

Lease Cost	December 31, 2025	December 31, 2024
Operating lease cost	$142	$116
Short-term lease cost	128	128
Variable lease cost	15	15
Total lease cost	$285	$259

The following table sets forth information about our operating lease for the year ended December 31, 2025 and 2024 (in thousands):

Supplemental cash flow and other information	December 31, 2025	December 31, 2024
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$125	$143
ROU assets obtained in exchange for lease liabilities	-	352
Weighted-average remaining lease term (in years)	1.0	2.0
Weighted-average discount rate	11.2%	11.2%

The Company’s future minimum lease payments for our operating lease as of December 31, 2025 are as follows (in thousands):

December 31, 2025
Year ending December 31,
2026	$122
Total	122
Less: imputed interest	(7)
Total lease liability	$115